Basis of presentation - History and recapitalization of the Group (Details)						1 Months Ended		12 Months Ended
	Jan. 30, 2018	Nov. 29, 2017	Oct. 30, 2017	Feb. 17, 2017	Dec. 29, 2016	Apr. 30, 2018	May 31, 2016	Dec. 31, 2019	Dec. 13, 2019
General information, recapitalization and basis of presentation
ADSs ratio								3	3
Ping An Financial Technology
General information, recapitalization and basis of presentation
Proportion of ownership interest in subsidiary							70.00%
Ping An Financial Technology | Jin Ning Sheng
General information, recapitalization and basis of presentation
Proportion of ownership interest in equity method investments					3.50%
Guang Feng Qi
General information, recapitalization and basis of presentation
Proportion of ownership interest in associate							30.00%
Guang Feng Qi | Jin Ning Sheng
General information, recapitalization and basis of presentation
Proportion of ownership interest in equity method investments					1.50%
Guang Feng Qi | Guang Feng Rong
General information, recapitalization and basis of presentation
Percentage of equity interest transferred				2.35%
Bo Yu
General information, recapitalization and basis of presentation
Proportion of ownership interest in subsidiary	44.30%
Proportion of ownership interest in associate			44.30%			39.87%
Sen Rong
General information, recapitalization and basis of presentation
Proportion of ownership interest in subsidiary	55.70%		55.70%			50.13%
Sen Rong | Rong Chang
General information, recapitalization and basis of presentation
Proportion of ownership interest in associate			46.95%
Sen Rong | Yi Chuan Jin
General information, recapitalization and basis of presentation
Proportion of ownership interest in associate			39.85%
Sen Rong | Xin Ding Heng
General information, recapitalization and basis of presentation
Proportion of ownership interest in equity method investments			13.20%
Shanghai OneConnect Financial Technology Co., Ltd | Ping An Financial Technology | Shenzhen Lanxin
General information, recapitalization and basis of presentation
Percentage of equity interest transferred		22.20%
Shanghai OneConnect Financial Technology Co., Ltd | Guang Feng Rong | Jin Ning Sheng
General information, recapitalization and basis of presentation
Percentage of equity interest transferred		2.35%
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation
Proportion of ownership interest in subsidiary			100.00%					100.00%